Prepaid expenses and other receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses and other receivable
Prepaid expense due from third party	¥ 7,338	¥ 7,207
Other receivable amount due from directors	1,593	4,709
Prepaid expenses and other receivables	¥ 8,931	¥ 11,916